Current and deferred income tax	12 Months Ended
Dec. 31, 2021
Current And Deferred Income Tax
Current and deferred income tax

11	Current and deferred income tax

Accounting policy

The current income tax is calculated based on the tax laws enacted or substantively enacted as of the balance sheet date in the countries where the Company’s entities operate and generate taxable income. Management periodically evaluates positions taken by the Company in the taxes on income returns with respect to situations in which the applicable tax regulations are subject to interpretation.

It establishes provisions, where appropriate, considering amounts expected to be paid to the tax authorities.

The current income tax is presented net, separated by tax paying entity, in liabilities when there are amounts payable, or in assets when the amounts prepaid exceed the total amount due on the reporting date.

Deferred income tax is provided in full, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction affects neither the accounting nor the taxable income or loss. Deferred income tax is determined using tax rates (and laws), of the Company’s entities, that have been enacted or substantially enacted at the end of the reporting period and that are expected to be applied when the related deferred income taxes asset is realized, or the deferred income tax liability is settled.

Deferred tax assets are recognized only to the extent it is probable that future taxable income will be available against which the temporary differences and/or tax losses can be utilized. Deferred tax assets and liabilities are offset when there is a legally enforceable right and an intention to offset them in the calculation of current taxes, generally when they are related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amounts and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not be reversed in the foreseeable future.

Critical accounting estimates and judgments

The Company is subject to income tax in all countries in which it operates where uncertainties arise in the application of complex tax regulations. Significant judgment, estimates and assumptions are required to determine the amount of deferred taxes that would be recovered since this amount may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and, (iii) trade and tax scenarios.

In addition, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company also exercises judgment in the identification of these uncertainties over income tax treatments which could impact the consolidated financial statements as the Company operates in a complex multinational environment.

The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the tax authorities over the interpretation of the applicable laws and regulations.

(a)	Reconciliation of income tax (expense) benefit

	2021	2020	2019
Income (loss) before income tax	309,291	(676,658)	(215,880)
Statutory income tax rate	24.94%	24.94%	24.94%

Income tax (expense) benefit at statutory rate	(77,137)	168,759	53,840
Tax effects of translation of non-monetary assets/liabilities to functional currency	(32,998)	(28,174)	(3,575)
Unrecognized deferred tax benefit on net operating losses	(35,735)	(35,849)	-
Special mining levy and special mining tax	(17,279)	(5,909)	(7,431)
Withholding tax on dividends paid by subsidiaries	-	-	(9,764)
Difference in tax rate of subsidiaries outside Luxembourg (i)	(3,179)	36,390	24,698
Withholding tax over subsidiary capital reduction (ii)	(10,526)	-	-
Impairment of goodwill	-	(78,866)	-
ICMS tax incentives (iii)	24,463	-
Other permanent tax differences	(813)	(32,199)	596
Income tax (expense) benefit	(153,204)	24,152	58,364

Current	(122,081)	(63,192)	(46,382)
Deferred	(31,123)	87,344	104,746
Income tax (expense) benefit	(153,204)	24,152	58,364

(i)	The Company’s activities are subject to the income tax regime of each country where it operates. However, NEXA’s Cerro Lindo mining unit had a lower income tax rate in comparison with that of other Peruvian operations because it was taxed under the laws and guarantees of a stability agreement signed by NEXA PERU, which was valid until the end of 2021. The deferred taxes of NEXA’s Cerro Lindo unit, however, are calculated considering the statutory income tax rate of 29.5% applicable as of January 1, 2022, since they will be recovered after 2021.
(ii)	On June 10, 2021, NEXA and the other shareholders of NEXA CJM approved a capital reduction of USD 210,703 which was paid on July 27, 2021. Given this capital reduction, the Company recognized USD 10,526 of tax expenses because the tax withheld by NEXA CJM on the corresponding participation of NEXA in its capital was considered not recoverable.
(iii)	See note 9.

(b)	Analysis of deferred income tax assets and liabilities

	2021	2020
Tax credits on net operating losses (i)	116,284	108,767

Uncertain income tax treatments	(5,279)	(6,712)
Tax credits on temporary differences
Foreign exchange losses	-	33,123
Environmental liabilities	13,923	16,611
Asset retirement obligations	17,698	20,507
Tax, labor and civil provisions	7,797	7,162
Other provisions	8,613	9,825
Provision for obsolete and slow-moving inventory	7,224	6,813
Provision for employee benefits	7,138	5,299
Revaluation of derivative financial instruments	506	3,056
Other	7,039	6,513

Tax debits on temporary differences
Foreign exchange gains	(16,365)	-
Capitalized interest	(9,261)	(10,274)
Revaluation of loans and financings	(1,945)	(88)
Depreciation, amortization and asset impairment	(189,799)	(190,970)
Other	(3,951)	(6,444)
	(40,378)	3,188

Deferred income tax assets	168,205	221,580
Deferred income tax liabilities	(208,583)	(218,392)
	(40,378)	3,188

(i)	As a result of adopting Complementary Law No. 160/2017, as described in note 9, there was also an increase in the amount of USD 11,996 in the balance of tax losses for the year, amount which is included in the tax credits on net operating losses.

(c)	Effects of deferred income tax on income statement and other comprehensive income

	2021	2020	2019
Balance at the beginning of the year	3,188	(48,212)	(136,810)
Effect on income (loss) for the year	(31,123)	87,344	104,746
Effect on other comprehensive income (loss) - Fair value adjustment	(2,536)	13	453
Prior years uncertain income tax treatment payment	-	4,706	-
Impact of adoption IFRIC 23	-	-	(10,070)
Foreign exchange (loss) gain	(9,907)	(40,663)	(6,531)
Balance at the end of the year	(40,378)	3,188	(48,212)

(d)	Summary of contingent liabilities on income taxes

There are uncertainties and legal proceedings for which it is not probable that an outflow of resources will be required. In such cases, a provision is not recognized. As of December 31, 2021, the main legal proceedings are related to: (i) the interpretation of the application of Cerro Lindo´s stability agreement; (ii) the carryforward calculation of net operating losses; and, (iii) the deductibility of foreign exchange losses and expenses. The estimated amount of these contingent liabilities on December 31, 2021 is USD 134,804 which decreased in comparison to the estimate of USD 163,670 on December 31, 2020 due to a favorable decision received in 2021 with respect to one of its pending income tax assessments as recognized by the corresponding tax authority.

Regarding Cerro Lindo´s stability agreement, in December 2021, the Peruvian tax authority (“SUNAT”) concluded its income tax inspection of NEXA PERU’s fiscal year 2014. As a result of this procedure, SUNAT determined an amount to be paid by the Company of USD 47,575 (including principal, penalties and interest) arguing that NEXA PERU’s income tax expense should be calculated considering the Peruvian statutory income tax rate for 2014 fiscal year of 30% instead of the 20% income tax rate that the stability agreement granted to Cerro Lindo’s operations. According to SUNAT, the Company should separate the income coming from the facilities built under the approved feasibility study (which includes a plant with a production capacity of 5,000 tpd) from that coming from the other facilities and since this is not possible, SUNAT disregarded the stabilized rate. On January 18, 2022, the Company filed its defense stating to SUNAT’s reclamation office that this assessment was non-compliant with applicable law mainly because: i) SUNAT determined a presumed tax base that is expressly denied by the Peruvian Tax Code; and, ii) SUNAT misinterpreted the stability agreement scope.  Company’s management, supported by the opinion of its external advisors, concluded that there are strong legal grounds to obtain a favorable outcome (“more likely than not”) in this discussion and, accordingly, no contingency provision has been set up. Finally, fiscal years 2015 through 2021 are still opened to be audited by SUNAT. Even if SUNAT maintains its position disregarding the stabilized rate and taxing the whole income of the Company at the statutory income tax rate, the entity will keep maintaining its position that no provision should be recognized. This evaluation must be updated year by year, reflecting changes on tax jurisprudence and regulations in force.